Marketable Securities (Schedule of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized Cost	$ 117,746	$ 91,652
Unrealized Gains	488	752
Unrealized Losses	(306)	(12)
Fair Value	117,928	92,392
Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	30,738	18,804
Unrealized Gains	75	21
Unrealized Losses	0	(9)
Fair Value	30,813	18,816
Matures within one year [Member] | Corporate bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	28,718	9,821
Unrealized Gains	74	7
Unrealized Losses	0	(9)
Fair Value	28,792	9,819
Matures within one year [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	2,020	8,983
Unrealized Gains	1	14
Unrealized Losses	0	0
Fair Value	2,021	8,997
Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	87,008	72,848
Unrealized Gains	413	731
Unrealized Losses	(306)	(3)
Fair Value	87,115	73,576
Matures after one year [Member] | Corporate bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	80,144	64,033
Unrealized Gains	366	574
Unrealized Losses	(306)	(3)
Fair Value	80,204	64,604
Matures after one year [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	6,864	8,815
Unrealized Gains	47	157
Unrealized Losses	0	0
Fair Value	$ 6,911	$ 8,972